Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties
Note 30 -	Transactions with Related Parties

A.	Identity of related parties

The Company’s related parties are as defined in IAS 24 (2009) - Related Party Disclosures and include: Internet Gold, its ultimate parent Eurocom, other Eurocom Group companies, related parties of Eurocom, directors and key management personnel in the Company, Internet Gold, the Eurocom Group companies and persons who are close to a family member of any of these individuals.

In the ordinary course of business, some of the Company’s subsidiaries and affiliates engage in business activities with each other. Such business activities are primarily between Bezeq and its subsidiaries and between other Eurocom Group companies, such as Eurocom Digital Communications, Eurocom Cellular Communications, Spacecom, Gilat Satcom and to a lesser extent other affiliated companies.

Such business activities primarily relate to the provision, purchase or sale of communications or digital services and products, including, the provision of related satellite or broadcast services, cellular and electronic products and equipment, and Internet and telephony services.

The transactions among these related parties are made at prices and on terms equivalent to those charged in transactions with unrelated parties under similar conditions.

Ordinary course of business transactions are aggregated in this Note. This Note also includes detailed descriptions of material related party transactions.

It should be noted that the transactions described below with interested and related parties do not include reference to Note 1 regarding the investigation of the ISA and the Israel Police.

B.	Balances with related parties

	December 31,
	2016	2017
	NIS	NIS

Receivables - associates	10	8

Liabilities to related parties, net *	(12)	(23)

Advanced payment (Liability) to Eurocom DBS (not including interest) for contingent consideration (see Note 12B)	(32)	99

*	The amounts are for IGLD, its ultimate parent Eurocom, and their related parties.

C.	Transactions with related parties

-
	Year ended December 31,
	2015	2016		2017
	NIS	NIS		NIS
Revenues
From associates (including
interest income in respect of shareholders loans) *	30	7		8
From related parties **	10	13		23
Expenses
To related parties **	128	110	****	122
To associates	3	2		5
Investments
Related parties **	76	59		28

Acquisition of DBS	913	55	****	(70	)***
Revised fair value of the excess advance payments for acquisition of DBS		-		56 ***

*	Revenues from associates in 2015 include mainly finance income from shareholders loans to DBS, prior to the acquisition of control in DBS.
**	The amounts are for Internet Gold, Eurocom, and their related parties.
***	Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to Bezeq from the excess of the advance payments that it paid was recognized as financing income, net.
****	Reclassified

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction

March 23, 2015	Approval of Bezeq’s acquisition agreement with Eurocom DBS Ltd. (“Eurocom DBS”) whereby Bezeq will acquire the entire holdings of Eurocom DBS in DBS shares DBS and all the shareholder loans provided by Eurocom DBS to DBS (including acceptance of the terms established by the Antitrust Commissioner’s in his approval of the merger on March 26, 2014, both by Bezeq and by DBS, and announcement of the exercise of Bezeq’s option for the allotment of 6,221 DBS shares, at no cost, representing 8.6% of the share capital of DBS).		The total cost is comprised of: a) total cash of NIS 680; b) total cash of up to NIS 200, subject to certain conditions; c) total cash of up to NIS 170, subject to certain conditions. For additional information about the conditions relating to b and c, see Note 12B above.

October 19, 2015	Approval of Bezeq’s vote at the general meeting of shareholders of DBS in favor of DBS’s agreement with Eurocom and ADB for the order of yesMaxTotal3 converters, under the existing agreement, until December 31, 2017.		Total cost of US$ 14.
December 8, 2015	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd., so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).		Annual scope of up to NIS 50 (for all the products).
June 30, 2016*	Extension of the amended agreement with Eurocom Communications for ongoing management and consultation services for Bezeq. The agreement is for three years, valid until May 31, 2019, unless one of the parties submits three-month notice of termination of the agreement.		NIS 6.4 per year.
November 27, 2014	Bezeq’s agreement to bring forward payments with Eurocom, according to which DBS may advance, at the supplier’s request, payments that are due, or will be due, to Eurocom for orders of converters.		Up to a total cost of US$ 6. this approval was not used in the reporting year
November 3, 2016	Bezeq’s agreement with Eurocom for the additional acquisition of up to 90 thousand VTECH N VDSL routers, valid until June 30, 2017.	Approval for acquisition of up to US$ 11.3 (not including VAT).
In addition, in 2017, additional N standard VDSL routers were acquired, but in amounts that do not exceed the negligibility level as described above.

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction

April 3, 2017	Approval of Bezeq’s vote at the general meeting of DBS in favor of the agreement between DBS and Spacecom with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement.
July 5, 2017	The agreement between Bezeq International and Eurocom Digital for the purchase of up to 100,000 TECH VDSL routers	Approval of the acquisition in an amount of up to US$ 3.2 (not including VAT)

* Eurocom will also provide ongoing consultation services in diverse areas, in a monthly scope of at least 60 hours of consulting services, provided by Or Elovitch, Orna Elovitch-Peled, Amikam Shorer, Felix Cohen, Ami Bar-Lev, and any other party set out in the agreement.

For services provided by the Eurocom Communications as described above, Bezeq will pay the following consideration to Eurocom Communications: (A) directors’ compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of Bezeq of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of Bezeq ’s controlling shareholders, as part of their membership and their position as directors in Bezeq and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of Bezeq and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.

In view of the restrictions imposed on the activities Shaul Elovitch and other directors who serve or who served in the reporting year on behalf of Eurocom Communications on the Board of Directors of Bezeq and its subsidiaries, in connection with the investigation conducted by the ISA, the Board of Directors OF Bezeq resolved on September 25, 2017, that the amount to be paid by Bezeq to Eurocom Communications for the services component of the Chairman of the Board of Directors, in accordance with the management agreement, for the period from June 20, 2017 to December 31, 2017, will be 50% of the amount set out in the agreement for this period. On January 29, 2018, the Board of Directors of Bezeq resolved that the payments under the agreement for the period as from June 20, 2017 will be withheld, and that for the period from January 1, 2018, Bezeq will start a review of changes to the management agreement, while withholding payments until a final decision on the matter is made. Due to the opening of another investigation by the ISA and the Israel Police (see Note 1), negotiations have not yet commenced, and Eurocom Communications does not provide the services of the chairman of the board and consulting services.

The financial value of the transactions described above, which were carried out in 2017 were as follows:

Amounts
included in the
consolidated
financial statements
NIS

Expenses	91
Property plant and equipment	11
Acquisition of Eurocom DBS holdings in DBS (see Note 12B)	(70)
Adjustment of the fair value of excess advance payments for the acquisition of DBS (see Note 12B)	56

The Company both receives various services and products from, and provides various services and products to, related parties at market rates and in the ordinary course of business. Other than the transactions described below, none of these related party transactions are material to the Company or to the Company’s related parties.

If a related party wishes to supply products or services to the Company, the Company generally obtain a bid from a third party to enable us to determine whether the related party’s bid is on arm’s-length terms. Any of such transaction is subject to the approval of the Company’s audit committee and the Company’s board of directors (and in some circumstances, The Company’s shareholders). In addition, generally the Company will not purchase a particular type of product or service solely from related parties, but will also have non-related vendors. Prices offered by non-related vendors are compared to those offered by related parties to ensure that the related parties are offering arm’s length terms.

In the ordinary course of business, some of the Company’s subsidiaries and affiliates engage in business activities with each other. Such business activities are primarily among Bezeq, other Bezeq Group companies and Eurocom Group companies, such as Eurocom Digital, Eurocom Cellular, Spacecom, Satcom, and to a lesser extent other affiliated companies. Such business activities primarily relate to the provision, purchase or sale of communications and digital services and products, including the provision of satellite or broadcasting services, cellular and electronic products and equipment, and Internet and telephony services. The transactions among these related parties are made at prices and on terms equivalent to those charged in transactions with unrelated parties under similar conditions.

1.	Registration rights agreement with Internet Gold

The Company entered into a registration rights agreement with Internet Gold granting it the right to demand registration of the ordinary shares it owns under the Securities Act. Under the registration rights agreement, the Company has granted to Internet Gold “demand” registration rights that allow it to request that the Company register some or all of its ordinary shares. Internet Gold is entitled to an aggregate of five demand registrations. The Company is not required to affect any demand registration unless such demand registration is for a number of ordinary shares with a market value that is equal to at least US$ 7.5. The Company is also not required to affect more than one demand registration during any 12-month period thereafter or to grant a request for a demand registration within 90 days of any other demand registration.

Internet Gold also has “piggyback” registration rights that allow it to include the Company’s ordinary shares it owns in any public offering of equity securities initiated by the Company (other than those public offerings pursuant to registration statements on Forms F-4, S-8 or any other successor forms). The Company also granted Internet Gold the right to request a shelf registration on Form F-3, provided that the Company will be eligible to utilize a registration statement on such form, providing for an offering to be made on a continuous basis but for no longer than one year without the consent of the Company audit committee.

Under the registration rights agreement the Company agreed to indemnify Internet Gold against any losses or damages resulting from any untrue statement or omission of material fact in any registration statement or prospectus pursuant to which Internet Gold sell ordinary shares, unless such liability arose in reliance upon and in strict conformity with information furnished in writing from Internet Gold. The Company will pay all expenses incident to any demand registration and Internet Gold will pay its respective portions of all underwriting discounts, commissions and fees attributable to the sale of its ordinary shares.

2.	Related party transactions

The Company both receives various services and products from, and provides various services and products to, related parties at market rates in the ordinary course of business. Other than the transactions described below, none of these related party transactions are material to the Company or to the related parties. If a related party wishes to supply products or services to the Company, The Company generally obtain bids from a third party to enable the Company to determine whether the related party’s bid is on arm’s-length terms. Any of such transaction is subject to the approval of the Company’s audit committee and our board of directors (and in some instances, the shareholders). In addition, generally The Company will not purchase a particular type of product or service solely from related parties, but will also have non-related vendors. Prices offered by non-related vendors are compared to those offered by related parties to ensure that the related parties are offering arm’s length terms.

1.	In February 2008, the Company entered into an execution services agreement with Eurocom Capital Finance Ltd. (“Eurocom Capital”), under which Eurocom Capital handled the execution of the Company’s financial investments pursuant to direct instructions from our Chief Executive Officer. The Company paid Eurocom Capital aggregate fees of NIS 604 thousand, NIS 288 thousand and NIS 110 thousand ($32 thousand) for its services in 2015, 2016 and 2017, respectively. The execution services agreement with Eurocom Capital was terminated on November 30, 2017.

2.	The Company entered into an arrangement with Internet Gold according to which the Company’s employees provide services to both companies and the Company will pay 2/3 and Internet Gold will pay 1/3 of their compensation.

3.	The Company and Internet Gold together lease their principal offices from Eurocom Communications for an annual rent of NIS 110 thousand (approximately $32 thousand) for both companies. Eurocom Digital provides the Company and Internet Gold with additional services, such as computing services for an annual fee of NIS 24 thousand (approximately $7 thousand) for both companies. All of these expenses are divided one-third to Internet Gold and two-thirds to the Company.

4.	In June 2017, the Company’s shareholders approved our entering into a Services Agreement with Eurocom Communications pursuant to which it will provide us with the services of its Legal Department in consideration of a monthly fee of NIS 20 thousand, plus an annual fixed amount of up to NIS 8 thousand in respect of various other expenses to be paid against receipts and documentation. Based on our prior experience, we estimated that the scope of the legal services provided to the company averaged approximately 60 hours per month on an annual basis. The legal services’ portion of the Services Agreement was terminated on March 31, 2018.

5.	In February 2018, our Board of Directors appointed Adv. Ami Barlev to serve as a director and as Acting Chairman of the Company’s Board of Directors until the next annual shareholders’ meeting.

In March 2018, Eurocom and the Company terminated the rest of the Services Agreement. The Company’s Compensation Committee and Board of Directors have confirmed, among other things, that upon termination of the Services Agreement, Messrs. Or Elovitch and Ami Barlev will be entitled to compensation as directors pursuant to the “Fixed” statutory amount in accordance with the Companies Regulations (Rules Regarding Compensation and Expenses for an External Director) 5760-2000 for companies within the range of the Company’s size. In addition, the directors will be entitled to receive reimbursement of expenses in accordance with the provisions of these Compensation Regulations, to receive coverage under the insurance policy that applies to all of the Company’s directors and officers, and to receive indemnification letter as given to all of the Company’s directors and officers. Mr. Barlev’s compensation is effective starting February 7, 2018. The compensation of Mr. Or Elovitch is effective starting April 1, 2018.

Key management personnel compensation comprised:

   NIS  NIS  NIS
	Year ended December 31
	2015	2016	2017

Employee benefits	1	2	2